SHARE- BASED COMPENSATION (Schedule of Assumptions Used to Value Options) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)
Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	34.00%	33.00%	35.00%
Risk-free interest rate (%)	0.20%	0.97%	1.90%
Suboptimal factor	1.8	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%	5.00%
Bottom of range [Member] | Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	46.00%	48.00%
Risk-free interest rate (%)	0.07%	0.11%
Suboptimal factor	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	41.00%	34.00%	42.00%
Risk-free interest rate (%)	0.90%	1.51%	2.93%
Suboptimal factor	2	2	2
Post-vesting forfeiture rate (%)	10.00%	10.00%	10.00%
Top of range [Member] | Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	90.00%	72.00%
Risk-free interest rate (%)	0.90%	2.03%
Suboptimal factor	2	2
Post-vesting forfeiture rate (%)	10.00%	10.00%